Financial instruments (Details 28) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Current financial assets at amortised cost	$ 3,160,446	$ 1,282,368
Current, financial assets at fair value through profit or loss	13,879	2,610
Non-current financial assets at amortised cost	6,263	11,245
Non-current, financial assets at fair value through profit or loss	9,177	51,845
Financial assets at amortised cost	3,166,709	1,293,613
Total, financial assets at fair value through profit or loss	23,056	54,455
Total, total financial assets	98,085
Cash and cash equivalent [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	1,515,051	509,102
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	1,515,051	509,102
Trade receivables due from related parties at amortized cost [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	86,152	62,601
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	86,152	62,601
Financial assets measured at amortized cost [member]
Financial instruments [Line Items]
Current financial assets at amortised cost	905,170	345,459
Non-current financial assets at amortised cost	91	80
Financial assets at amortised cost	905,261	345,539
Trade and other receivables [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	654,073	365,206
Non-current financial assets at amortised cost	6,172	11,165
Financial assets at amortised cost	660,245	376,371
Hedging assets [Member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	12,625	0
Non-current, financial assets at fair value through profit or loss	245	37,276
Total, financial assets at fair value through profit or loss	12,870	37,276
Investments in equity instruments designated at fair value through other comprehensive income [member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	0	0
Non-current, financial assets at fair value through profit or loss	8,932	14,569
Total, financial assets at fair value through profit or loss	8,932	14,569
Financial liabilities held for trading [Member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	1,254	2,610
Non-current, financial assets at fair value through profit or loss	0	0
Total, financial assets at fair value through profit or loss	1,254	2,610
Total Financial Assets [Member]
Financial instruments [Line Items]
Current, total financial assets	3,174,325	1,284,978
Non-current, total financial assets	15,440	63,090
Total, total financial assets	$ 3,189,765	$ 1,348,068